JPMorgan Trust II

July 2, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of:
the Funds listed on Appendix A
(collectively, the “Funds”)

File Nos. 811-4236 & 2-95973

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the JPMorgan Money Market Funds, JPMorgan Municipal Bond Funds and JPMorgan Income Funds and the Statements of Additional Information for the JPMorgan Money Market Funds and the JPMorgan Municipal Bond Funds do not differ from those contained in Post-Effective Amendment No. 94 (Amendment No. 95 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on June 27, 2008.

JPMorgan Trust II
Registrant

/s/Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary

APPENDIX A

JPMorgan Municipal Bond Funds

JPMorgan Arizona Municipal Bond Fund

JPMorgan Kentucky Municipal Bond Fund

JPMorgan Louisiana Municipal Bond Fund

JPMorgan Michigan Municipal Bond Fund

JPMorgan Municipal Income Fund

JPMorgan Ohio Municipal Bond Fund

JPMorgan Short Term Municipal Bond Fund

JPMorgan Tax Free Bond Fund

JPMorgan West Virginia Municipal Bond Fund

JPMorgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Bond Fund

JPMorgan Intermediate Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Treasury & Agency Fund

JPMorgan Ultra Short Duration Bond Fund

JPMorgan Money Market Funds

JPMorgan Liquid Assets Money Market Fund

JPMorgan Municipal Money Market Fund

JPMorgan Michigan Municipal Money Market Fund

JPMorgan Ohio Municipal Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund